Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt

In millions		Maturity	US dollar- denominated amount		December 31,	2018	2017
Notes and debentures (1)
Canadian National series:
5.55%	10-year notes (2)	May 15, 2018	US$	325		$—	$409
6.80%	20-year notes (2)	Jul 15, 2018	US$	200		—	251
5.55%	10-year notes (2)	Mar 1, 2019 (3)	US$	550		—	692
2.40%	2-year notes (2)	Feb 3, 2020	US$	300		409	—
2.75%	7-year notes (2)	Feb 18, 2021				250	250
2.85%	10-year notes (2)	Dec 15, 2021	US$	400		546	503
2.25%	10-year notes (2)	Nov 15, 2022	US$	250		341	314
7.63%	30-year debentures	May 15, 2023	US$	150		205	189
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		477	440
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		682	629
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		648	597
3.20%	10-year notes (2)	Jul 31, 2028				350	—
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		273	251
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		682	629
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		614	566
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		341	314
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		409	377
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		341	314
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		341	314
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		886	817
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		818	—
3.60%	30-year notes (2)	Jul 31, 2048				450	—
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		886	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100

Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		170	157
BC Rail series:
Non-interest bearing 90-year subordinated notes (4)		Jul 14, 2094				842	842
Total notes and debentures						$12,311	$10,205
Other
Commercial paper						1,175	955
Accounts receivable securitization						—	421
Capital lease obligations						29	158
Total debt, gross						13,515	11,739
Net unamortized discount and debt issuance costs (4)						(946)	(911)
Total debt (5)						12,569	10,828
Less: Current portion of long-term debt						1,184	2,080
Total long-term debt						$11,385	$8,748

(1)	The Company's notes and debentures are unsecured.

(2)
The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.

(3)
On August 30, 2018, the Company redeemed these notes that were due March 1, 2019 for US$558 million ($720 million), which resulted in a loss of US$8 million ($10 million) that was recorded in Other income.

(4)
As at December 31, 2018, these notes were recorded as a discounted debt of $12 million (2017 - $11 million) using an imputed interest rate of 5.75% (2017 - 5.75%). The discount of $830 million (2017 - $831 million) is included in Net unamortized discount and debt issuance costs.

(5)	See Note 18 - Financial instruments for the fair value of debt.
Revolving credit facility
The Company has an unsecured revolving credit facility with a consortium of lenders, which is available for general corporate purposes, including backstopping the Company's commercial paper programs. On March 15, 2018, the Company's revolving credit facility agreement was amended, which extended the term of the credit facility by one year and increased the credit facility from $1.3 billion to $1.8 billion, effective May 5, 2018. The amended credit facility of $1.8 billion consists of a $900 million tranche maturing on May 5, 2021 and a $900 million tranche maturing on May 5, 2023. The accordion feature, which provides for an additional $500 million of credit under the facility, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders, remain unchanged. The credit facility agreement contains customary terms and conditions, which were substantially unchanged by the amendment. The credit facility provides for borrowings at various interest rates, including the Canadian prime rate, bankers' acceptance rates, the U.S. federal funds effective rate and the London Interbank Offered Rate (LIBOR), plus applicable margins, based on CN's debt credit ratings. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance.
As at December 31, 2018 and 2017, the Company had no outstanding borrowings under its revolving credit facility and there were no draws during the years ended December 31, 2018 and 2017.

Commercial paper
The Company has a commercial paper program in Canada and in the U.S. Both programs are backstopped by the Company's revolving credit facility. As of May 5, 2018, the maximum aggregate principal amount of commercial paper that could be issued increased from
$1.3 billion to $1.8 billion, or the US dollar equivalent, on a combined basis. As at December 31, 2018 and 2017, the Company had total commercial paper borrowings of US$862 million ($1,175 million) and US$760 million ($955 million), respectively, at a weighted-average interest rate of 2.47% and 1.36%, respectively, presented in Current portion of long-term debt on the Consolidated Balance Sheets.
The following table provides a summary of cash flows associated with the issuance and repayment of commercial paper:

In millions	Year ended December 31,	2018	2017	2016
Commercial paper with maturities less than 90 days
Issuance of commercial paper		$8,292	$4,539	$3,656
Repayment of commercial paper		(8,442)	(4,160)	(3,519)
Change in commercial paper with maturities less than 90 days, net		$(150)	$379	$137
Commercial paper with maturities of 90 days or greater
Issuance of commercial paper		$1,135	$—	$—
Repayment of commercial paper		(886)	—	—
Change in commercial paper with maturities of 90 days or greater, net		$249	$—	$—
Change in commercial paper, net		$99	$379	$137

Accounts receivable securitization program
The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. On April 30, 2018, the Company extended the term of its agreement by two years to February 1, 2021.
As at December 31, 2018, the Company had accounts receivable securitization borrowings of $nil. As at December 31, 2017, the Company had accounts receivable securitization borrowings of $421 million, consisting of $320 million at a weighted-average interest rate of 1.43% and US$80 million ($101 million) at a weighted-average interest rate of 2.10%, secured by and limited to $476 million of accounts receivable, presented in Current portion of long-term debt on the Consolidated Balance Sheets.

Bilateral letter of credit facilities
The Company has a series of committed and uncommitted bilateral letter of credit facility agreements. On March 15, 2018, the Company extended the maturity date of the committed bilateral letter of credit facility agreements to April 28, 2021. The agreements are held with various banks to support the Company's requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued.
As at December 31, 2018, the Company had outstanding letters of credit of $410 million (2017 - $394 million) under the committed facilities from a total available amount of $447 million (2017 - $437 million) and $137 million (2017 - $136 million) under the uncommitted facilities. As at December 31, 2018, included in Restricted cash and cash equivalents was $408 million (2017 - $400 million) and $80 million (2017 - $80 million) which were pledged as collateral under the committed and uncommitted bilateral letter of credit facilities, respectively.
Capital lease obligations
In 2018, the Company did not enter into any capital leases. In 2017, the Company recorded $30 million in assets it acquired through equipment leases, for which an equivalent amount was recorded in debt. As at December 31, 2018, the capital lease obligations are secured by properties with a net carrying amount of $74 million (2017 - $176 million). Interest rates for capital lease obligations range from 1.8% to 4.3% with maturity dates in the years 2019 through 2021. As at December 31, 2018, the imputed interest on these leases amounted to $1 million (2017 - $83 million).

Debt maturities
The following table provides the debt maturities, including capital lease repayments on debt outstanding as at December 31, 2018, for the next five years and thereafter:

In millions	Capital leases	Debt (1)	Total
2019 (2)	$9	$1,175	$1,184
2020	15	400	415
2021	5	787	792
2022	—	333	333
2023	—	197	197
2024 and thereafter	—	9,648	9,648
Total	$29	$12,540	$12,569

(1)	Presented net of unamortized discounts and debt issuance costs.

(2)	Current portion of long-term debt.

Amount of US dollar-denominated debt

In millions	December 31,		2018		2017
Notes and debentures		US$	6,650	US$	6,175
Commercial paper			862		760
Accounts receivable securitization			—		80
Capital lease obligations			21		46
Total amount of US dollar-denominated debt in US$		US$	7,533	US$	7,061
Total amount of US dollar-denominated debt in C$			$10,273		$8,876